GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 97.8%
Australia – 0.3%
87,650 Anglogold Ashanti PLC
(Materials) $ 7,901,438
Belgium – 0.1%
73,266 Cenergy Holdings SA (Capital
Goods) 1,683,115
89,950 Viohalco SA (Materials) 1,384,252
3,067,367
Brazil – 4.7%
326,800 Ambev SA ADR (Food,
Beverage & Tobacco)
(a)
908,504
2,489,000 Banco Bradesco SA (Banks) 8,664,383
9,100,500 Banco Bradesco SA ADR
(Banks) 36,857,025
12,058 Banco BTG Pactual SA
(Financial Services) 137,353
281,300 Cia De Sanena Do Parana
(Utilities) 2,495,099
291,068 Cia Energetica de Minas Gerais
ADR (Utilities) 625,796
171,000 Cury Construtora e
Incorporadora SA (Consumer
Durables & Apparel) 1,122,617
634,100 Direcional Engenharia SA
(Consumer Durables & Apparel) 1,680,812
290,225 Embraer SA ADR (Capital
Goods) 21,319,929
406,389 Ez Tec Empreendimentos e
Participacoes SA (Consumer
Durables & Apparel) 1,169,110
362,900 Fleury SA (Health Care
Equipment & Services) 1,146,054
248,000 Grupo SBF SA (Consumer
Discretionary Distribution &
Retail) 678,581
449,800 Hypera SA (Pharmaceuticals,
Biotechnology & Life Sciences) 2,154,664
385,500 JHSF Participacoes SA
(Real Estate Management &
Development) 699,544
46,600 Mahle Metal Leve SA
(Automobiles & Components) 304,247
2,898,900 Rede D’Or Sao Luiz SA (Health
Care Equipment & Services)
(b)
23,349,840
1,397,300 Transmissora Alianca de
Energia Eletrica SA (Utilities) 11,053,080
1,183,400 Vale SA ADR (Materials) 19,017,238
442,500 Vamos Locacao de Caminhoes
Maquinas e Equipamentos SA
(Transportation) 335,485
133,719,361
Chile – 1.4%
141,073,688 Banco de Chile (Banks) 31,093,911
59,819 Banco de Credito e Inversiones
SA (Banks) 4,449,168
32,179 Banco Itau Chile SA (Banks) 876,441
Shares Description Value
a
Common Stocks – (continued)
Chile – (continued)
284,682 Empresas Copec SA (Consumer
Discretionary Distribution &
Retail) $ 2,427,109
151,136 Engie Energia Chile SA
(Utilities) 268,016
63,404,838 Latam Airlines Group SA
(Transportation) 2,057,067
41,171,712
China – 25.5%
2,616,500 3SBio, Inc. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(b)
7,801,910
1,117,000 AAC Technologies Holdings,
Inc. (Technology Hardware &
Equipment) 5,302,435
3,844,500 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 81,786,304
2,296,212 Bank of Shanghai Co. Ltd.,
Class A (Banks) 3,048,179
2,552,500 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 2,666,768
681,000 China Coal Energy Co. Ltd.,
Class H (Energy) 996,693
495,000 China Conch Venture Holdings
Ltd. (Capital Goods) 676,351
15,790,000 China Construction Bank Corp.,
Class H (Banks) 15,943,643
4,745,500 China Galaxy Securities
Co. Ltd., Class H (Financial
Services) 6,381,258
307,700 China Gold International
Resources Corp. Ltd.
(Materials) 7,791,264
5,621,500 China Hongqiao Group Ltd.
(Materials) 25,710,897
2,297,000 China Life Insurance Co. Ltd.,
Class H (Insurance) 10,222,200
2,821,000 China Nonferrous Mining Corp.
Ltd. (Materials) 5,591,402
1,984,000 China Oilfield Services Ltd.,
Class H (Energy) 2,180,493
5,025,000 CMOC Group Ltd., Class H
(Materials) 14,123,091
4,620,000 Consun Pharmaceutical
Group Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 10,681,646
345,800 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 17,417,865
1,084,000 Datang International Power
Generation Co. Ltd., Class H
(Utilities) 325,764
864,894 Flat Glass Group Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment)* 2,001,862
216,000 Flat Glass Group Co. Ltd.,
Class H (Semiconductors &
Semiconductor Equipment)* 301,855

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
382,400 Fuyao Glass Industry Group Co.
Ltd., Class H (Automobiles &
Components)
(b)
$ 3,277,748
1,939,100 GD Power Development Co.
Ltd., Class A (Utilities) 1,289,845
9,124,000 Geely Automobile Holdings
Ltd. (Automobiles &
Components) 18,781,698
727,400 Goldwind Science &
Technology Co. Ltd., Class H
(Capital Goods) 1,358,230
426,900 H World Group Ltd. (Consumer
Services) 2,050,291
211,200 H World Group Ltd. ADR
(Consumer Services) 10,034,112
3,646,000 Harbin Electric Co. Ltd., Class
H (Capital Goods) 9,261,444
576,422 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 2,684,547
11,794,000 Huaneng Power International,
Inc., Class H (Utilities) 8,599,052
4,855,706 Huayu Automotive Systems Co.
Ltd., Class A (Automobiles &
Components) 13,415,348
22,042,000 Industrial & Commercial Bank
of China Ltd., Class H (Banks) 18,283,774
373,500 Innovent Biologics,
Inc. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(b)
3,876,960
2,494,000 Jiangxi Copper Co. Ltd., Class
H (Materials) 14,899,614
836,900 Kuaishou Technology (Media &
Entertainment)
(b)
8,550,702
1,687,100 Livzon Pharmaceutical Group,
Inc., Class H (Pharmaceuticals,
Biotechnology & Life Sciences) 6,349,220
19,000,000 Lonking Holdings Ltd. (Capital
Goods) 7,793,726
15,000 PDD Holdings, Inc. ADR
(Consumer Discretionary
Distribution & Retail)* 1,515,750
10,988,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 22,747,335
3,267,000 Q Technology Group Co. Ltd.
(Technology Hardware &
Equipment) 3,896,969
109,200 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 514,331
6,940,000 Sany Heavy Equipment
International Holdings Co. Ltd.
(Capital Goods) 10,661,856
4,295,540 Sany Heavy Industry Co. Ltd.,
Class A (Capital Goods) 13,528,013
181,800 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 581,314
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
685,900 Shanghai Putailai New Energy
Technology Group Co. Ltd.,
Class A (Materials) $ 2,711,710
1,481,800 Shenergy Co. Ltd., Class A
(Utilities) 1,773,181
82,900 Shenzhen Goodix
Technology Co. Ltd., Class
A (Semiconductors &
Semiconductor Equipment) 961,607
3,132,000 Simcere Pharmaceutical
Group Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)
(b)
4,689,174
26,050,000 Sino Biopharmaceutical
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 22,103,592
7,819,000 Sinopec Engineering Group Co.
Ltd., Class H (Capital Goods) 7,446,571
571,880 Sungrow Power Supply Co.
Ltd., Class A (Capital Goods) 12,402,254
2,157,000 TCL Electronics Holdings
Ltd. (Consumer Durables &
Apparel)* 3,315,994
1,967,400 Tencent Holdings Ltd. (Media
& Entertainment) 151,217,921
164,400 Tongcheng Travel Holdings Ltd.
(Consumer Services) 489,008
340,900 TongFu Microelectronics Co.
Ltd., Class A (Semiconductors
& Semiconductor Equipment) 2,559,035
395,250 Trip.com Group Ltd. (Consumer
Services) 24,258,726
131,800 Vipshop Holdings Ltd. ADR
(Consumer Discretionary
Distribution & Retail) 2,255,098
4,536,985 Weichai Power Co. Ltd., Class
A (Capital Goods) 15,470,317
1,895,000 Weichai Power Co. Ltd., Class
H (Capital Goods) 6,423,351
724,600 Western Mining Co. Ltd., Class
A (Materials) 3,643,709
949,500 WuXi AppTec Co. Ltd.,
Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 12,990,734
172,300 WuXi AppTec Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)
(b)
2,451,839
7,700,000 Yadea Group Holdings Ltd.
(Automobiles & Components)
(b)
10,879,427
235,000 ZCZL Industrial Technology
Group Co. Ltd., Class H
(Capital Goods) 662,189
318,800 Zhejiang Chint Electrics Co.
Ltd., Class A (Capital Goods) 1,338,464
634,200 Zhuzhou CRRC Times Electric
Co. Ltd., Class H (Capital
Goods) 3,467,646

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
762,650 Zijin Mining Group Co. Ltd.,
Class A (Materials) $ 4,260,173
5,044,000 Zijin Mining Group Co. Ltd.,
Class H (Materials) 26,299,532
728,975,011
Colombia – 0.0%
9,844 Grupo Cibest SA ADR (Banks) 803,763
Czech Republic – 0.2%
66,186 Komercni Banka AS (Banks) 4,010,679
244,040 Moneta Money Bank AS
(Banks)
(b)
2,449,271
6,459,950
Greece – 0.1%
498,909 Alpha Bank SA (Banks) 2,388,262
64,646 HELLENiQ ENERGY
Holdings SA (Energy) 695,018
10,601 Motor Oil Hellas Corinth
Refineries SA (Energy) 426,828
3,510,108
Hong Kong – 0.6%
3,954,000 Skyworth Group Ltd.
(Consumer Durables &
Apparel)* 3,600,413
2,164,000 Wasion Holdings Ltd.
(Technology Hardware &
Equipment) 6,608,873
5,455,000 WH Group Ltd. (Food,
Beverage & Tobacco)
(b)
6,437,422
16,646,708
Hungary – 0.1%
65,384 Magyar Telekom
Telecommunications PLC
(Telecommunication Services) 405,610
12,744 OTP Bank Nyrt (Banks) 1,603,603
2,009,213
India – 13.5%
181,233 Avanti Feeds Ltd. (Food,
Beverage & Tobacco) 1,572,768
3,231,986 Bank of India (Banks) 5,774,237
2,881,707 Bharat Petroleum Corp. Ltd.
(Energy) 11,424,671
1,806,126 Bharti Airtel Ltd.
(Telecommunication Services) 38,735,931
357,110 Biocon Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 1,425,716
10,241 Bosch Ltd. (Automobiles &
Components) 4,070,930
2,307,266 Canara Bank (Banks) 3,703,156
316,846 Chambal Fertilisers and
Chemicals Ltd. (Materials) 1,521,180
279,555 City Union Bank Ltd. (Banks) 917,874
285,731 Cummins India Ltd. (Capital
Goods) 12,786,871
157,911 Edelweiss Financial Services
Ltd. (Financial Services) 183,802
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
207,079 Eicher Motors Ltd.
(Automobiles & Components) $ 16,048,857
5,096 Force Motors Ltd. (Capital
Goods) 1,063,470
101,522 GE Vernova T&D India Ltd.
(Capital Goods) 3,565,120
92,762 Graphite India Ltd. (Capital
Goods) 623,476
43,284 HBL Engineering Ltd. (Capital
Goods) 368,612
30,464 HDFC Asset Management Co.
Ltd. (Financial Services)
(b)
834,115
5,144,544 HDFC Bank Ltd. (Banks) 52,017,901
60,851 Hero MotoCorp Ltd.
(Automobiles & Components) 3,665,194
2,921,946 Hindalco Industries Ltd.
(Materials) 30,415,445
26,241 Hitachi Energy India Ltd.
(Capital Goods) 5,385,696
1,325,917 ICICI Bank Ltd. ADR (Banks) 38,836,109
7,077,186 Indian Oil Corp. Ltd. (Energy) 12,568,552
1,488,099 Indus Towers Ltd.
(Telecommunication Services)* 7,218,535
660,437 Infosys Ltd. ADR (Software &
Services)
(a)
11,610,483
1,002,520 ITC Ltd. (Food, Beverage &
Tobacco) 3,514,267
333,082 Jamna Auto Industries Ltd.
(Capital Goods) 450,742
62,057 JB Chemicals &
Pharmaceuticals Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,262,616
741,786 JM Financial Ltd. (Financial
Services) 1,042,175
701,753 Larsen & Toubro Ltd. (Capital
Goods) 30,026,141
708,781 Laurus Labs Ltd.
(Pharmaceuticals,
Biotechnology & Life
Sciences)
(b)
7,446,601
168,637 Lupin Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 3,951,850
125,683 Mahindra & Mahindra Ltd.
(Automobiles & Components) 4,692,970
46,850 Motilal Oswal Financial
Services Ltd. (Financial
Services) 384,398
407,686 Muthoot Finance Ltd. (Financial
Services) 16,988,652
426,629 National Aluminium Co. Ltd.
(Materials) 1,777,702
1,586,958 NTPC Ltd. (Utilities) 6,148,763
213,348 Petronet LNG Ltd. (Energy) 672,870
75,438 Power Finance Corp. Ltd.
(Financial Services) 311,551
570,445 Reliance Industries Ltd.
(Energy) 8,667,875

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
2,300,982 Samvardhana Motherson
International Ltd. (Automobiles
& Components) $ 2,829,353
25,600 Solar Industries India Ltd.
(Materials) 3,756,120
1,351,831 State Bank of India (Banks) 15,844,331
37,641 Syngene International
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)
(b)
193,944
189,827 Tata Motors Passenger
Vehicles Ltd. (Automobiles &
Components) 723,408
8,094 TVS Motor Co. Ltd.
(Automobiles & Components) 323,997
4,367,038 Yes Bank Ltd. (Banks)* 1,017,719
807,848 Zydus Lifesciences
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 7,782,440
386,149,186
Indonesia – 0.4%
15,373,700 Aneka Tambang Tbk (Materials) 3,784,764
10,219,200 Bank Mandiri Persero Tbk PT
(Banks) 2,940,537
3,548,800 Bumitama Agri Ltd. (Food,
Beverage & Tobacco) 4,017,194
37,610,400 Elang Mahkota Teknologi Tbk
PT (Media & Entertainment) 2,196,911
12,939,406
Kuwait – 0.5%
98,768 Boubyan Bank KSCP (Banks) 218,055
82,796 Gulf Cables & Electrical
Industries Group Co. KSCP
(Capital Goods) 540,238
18,846 Jazeera Airways Co. KSCP
(Transportation) 94,997
217,694 Kuwait Finance House KSCP
(Banks) 572,767
2,783,884 Kuwait International Bank
KSCP (Banks) 2,465,673
3,213,691 National Bank of Kuwait SAKP
(Banks) 9,957,241
13,848,971
Mexico – 2.2%
380,170 Cemex SAB de CV ADR
(Materials) 4,744,522
2,410,252 Grupo Financiero Banorte SAB
de CV, Class O (Banks) 27,248,426
2,362,140 Grupo Mexico SAB de CV,
Series B (Materials) 26,228,729
65,000 Industrias Penoles SAB de CV
(Materials)* 3,766,995
126,617 Promotora y Operadora de
Infraestructura SAB de CV
(Transportation) 1,979,821
63,968,493
Shares Description Value
a
Common Stocks – (continued)
Philippines – 0.4%
831,360 International Container
Terminal Services, Inc.
(Transportation) $ 9,105,842
2,127,980 Metropolitan Bank & Trust Co.
(Banks) 2,638,268
11,744,110
Poland – 1.4%
98,579 Alior Bank SA (Banks) 3,217,587
1,753 Asseco Poland SA (Software &
Services) 106,751
5,291 Budimex SA (Capital Goods) 1,022,819
684,634 ORLEN SA (Energy) 20,807,805
52,162 Powszechna Kasa Oszczednosci
Bank Polski SA (Banks) 1,356,779
626,374 Powszechny Zaklad
Ubezpieczen SA (Insurance) 12,324,746
106,354 Tauron Polska Energia SA
(Utilities)* 328,921
39,165,408
Qatar – 0.3%
871,281 Ooredoo QPSC
(Telecommunication Services) 3,398,020
688,659 Qatar National Bank QPSC
(Banks) 3,752,089
549,657 Vodafone Qatar PQSC
(Telecommunication Services) 384,050
7,534,159
Russia – 0.0%
106,118 PhosAgro PJSC, GDR
(Materials)*
(c)
—
683 PhosAgro PJSC NPV
(Materials)*
(c)
—
18,426 Polyus PJSC, GDR
(Materials)*
(c)
—
2,789,380 Sberbank of Russia PJSC
(Banks)*
(c)
—
54,816 VTB Bank PJSC (Banks)*
(c)
—
—
Saudi Arabia – 3.4%
273,920 Al Babtain Power &
Telecommunication Co. (Capital
Goods) 5,112,601
491,123 Al Rajhi Bank (Banks) 14,024,661
78,950 Aldrees Petroleum and
Transport Services Co.
(Consumer Discretionary
Distribution & Retail) 2,513,947
1,899,535 Arab National Bank (Banks) 11,528,758
302,099 Arabian Pipes Co. (Materials) 418,916
766,227 Banque Saudi Fransi (Banks) 3,688,318
404,036 Etihad Etisalat Co.
(Telecommunication Services) 7,603,195
16,267 Mouwasat Medical Services
Co. (Health Care Equipment &
Services) 301,942
2,919,129 Riyad Bank (Banks) 21,907,077

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
182,828 Riyadh Cables Group Co.
(Capital Goods) $ 6,363,299
147,782 Saudi Arabian Oil Co.
(Energy)
(b)
1,015,887
1,138,388 Saudi Awwal Bank (Banks) 10,816,941
1,006,708 Saudi National Bank (The)
(Banks) 12,040,665
97,336,207
South Africa – 3.2%
54,758 DataTec Ltd. (Technology
Hardware & Equipment) 259,361
105,850 DRDGOLD Ltd. (Materials) 330,520
355,868 Exxaro Resources Ltd. (Energy) 4,062,122
1,318,267 FirstRand Ltd. (Financial
Services) 7,519,205
593,236 Gold Fields Ltd. ADR
(Materials) 29,732,988
76,530 Investec Ltd. (Financial
Services) 622,758
10,731 Kumba Iron Ore Ltd.
(Materials) 239,149
695,413 Momentum Group Ltd.
(Insurance) 1,621,680
617,623 Naspers Ltd., Class N
(Consumer Discretionary
Distribution & Retail) 37,814,130
131,128 Northam Platinum Holdings
Ltd. (Materials) 3,124,185
6,965,275 Old Mutual Ltd. (Insurance) 6,684,805
92,010,903
South Korea – 14.5%
464,499 Bosung Power Technology Co.
Ltd. (Capital Goods)* 2,522,226
82,762 D.I Corp. (Semiconductors &
Semiconductor Equipment)* 1,956,475
103,430 Daou Technology, Inc.
(Financial Services) 3,806,430
126,374 DB HiTek Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 9,220,359
6,405 Eo Technics Co. Ltd.
(Semiconductors &
Semiconductor Equipment)* 1,652,308
62,810 HAESUNG DS Co.
Ltd. (Semiconductors &
Semiconductor Equipment)* 2,786,843
148,292 Hanwha Engine (Capital
Goods)* 5,577,889
28,491 HD Hyundai Co. Ltd. (Energy) 4,623,743
869 HD Hyundai Electric Co. Ltd.
(Capital Goods) 532,388
98,326 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Capital Goods) 28,163,899
40,385 Hyundai Glovis Co. Ltd.
(Transportation) 6,808,886
11,910 Hyundai Mobis Co. Ltd.
(Automobiles & Components) 3,721,362
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
7,979 Hyundai Rotem Co. Ltd.
(Capital Goods) $ 1,275,805
125,327 KB Financial Group, Inc.
(Banks) 11,730,510
11,567 KC Tech Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 374,792
209,164 Korea Electric Power Corp.
(Utilities)* 8,436,234
13,568 Korea Electric Terminal Co.
Ltd. (Capital Goods) 703,655
245,285 LEENO Industrial, Inc.
(Semiconductors &
Semiconductor Equipment)* 17,858,647
27,826 Mirae Asset Securities Co. Ltd.
(Financial Services) 824,917
4,639 Samsung Biologics Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(b)
5,606,276
50,273 Samsung Electro-Mechanics
Co. Ltd. (Technology Hardware
& Equipment) 9,668,440
1,266,040 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 139,865,490
1,042,300 Samsung Heavy Industries Co.
Ltd. (Capital Goods)* 21,243,289
131,110 Shinhan Financial Group Co.
Ltd. (Banks) 7,662,558
167,467 SK hynix, Inc. (Semiconductors
& Semiconductor Equipment) 104,562,622
47,140 SNT Energy Co. Ltd. (Capital
Goods) 1,371,217
127,378 TES Co. Ltd. (Semiconductors
& Semiconductor Equipment) 6,278,953
79,692 WONIK IPS Co. Ltd.
(Semiconductors &
Semiconductor Equipment)* 6,269,302
6,412 Youngone Corp. (Consumer
Durables & Apparel) 404,926
38,056 Zeus Co. Ltd. (Semiconductors
& Semiconductor Equipment) 516,337
416,026,778
Taiwan – 20.6%
102,000 Accton Technology Corp.
(Technology Hardware &
Equipment) 3,566,252
465,000 ACES Electronic Co. Ltd.
(Technology Hardware &
Equipment) 946,119
282,000 ADATA Technology Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 3,191,714
596,000 Advanced Wireless
Semiconductor Co.
(Semiconductors &
Semiconductor Equipment) 2,106,640

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
28,000 Alchip Technologies
Ltd. (Semiconductors &
Semiconductor Equipment) $ 2,749,024
25,000 Alltop Technology Co. Ltd.
(Technology Hardware &
Equipment) 196,780
387,000 Anpec Electronics Corp.
(Semiconductors &
Semiconductor Equipment) 3,183,311
168,000 AP Memory Technology
Corp. (Semiconductors &
Semiconductor Equipment) 2,262,249
72,000 Arcadyan Technology Corp.
(Technology Hardware &
Equipment) 408,895
2,664,000 Ardentec Corp.
(Semiconductors &
Semiconductor Equipment) 13,417,174
61,000 Argosy Research, Inc.
(Technology Hardware &
Equipment) 301,973
157,000 ASE Technology Holding
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 1,459,646
386,000 Asia Vital Components Co.
Ltd. (Technology Hardware &
Equipment) 17,536,949
57,000 Brillian Network & Automation
Integrated System Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 562,664
3,739,000 Cathay Financial Holding Co.
Ltd. (Insurance) 8,908,102
280,000 Channel Well Technology Co.
Ltd. (Technology Hardware &
Equipment) 555,375
192,000 ChipMOS Technologies,
Inc. (Semiconductors &
Semiconductor Equipment) 361,328
66,000 Chunghwa Precision Test Tech
Co. Ltd. (Technology Hardware
& Equipment) 6,882,288
2,277,000 Compeq Manufacturing Co.
Ltd. (Technology Hardware &
Equipment) 12,140,461
1,349,000 Contrel Technology Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 2,264,116
146,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 5,571,703
105,000 E&R Engineering Corp.
(Semiconductors &
Semiconductor Equipment)* 372,220
593,000 Eson Precision Ind Co. Ltd.
(Technology Hardware &
Equipment) 1,579,891
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
324,000 Etron Technology, Inc.
(Semiconductors &
Semiconductor Equipment)* $ 622,944
33,000 EZconn Corp. (Technology
Hardware & Equipment) 1,838,630
1,789,000 Formosa Petrochemical Corp.
(Energy) 3,039,634
679,000 Fubon Financial Holding Co.
Ltd. (Insurance) 1,949,803
1,142,000 Gamania Digital Entertainment
Co. Ltd. (Media &
Entertainment) 1,826,560
106,000 Genius Electronic Optical Co.
Ltd. (Technology Hardware &
Equipment) 1,516,914
934,000 Gigastorage Corp.
(Semiconductors &
Semiconductor Equipment)* 821,927
127,000 Global Mixed Mode
Technology, Inc.
(Semiconductors &
Semiconductor Equipment) 972,991
84,000 Gold Circuit Electronics Ltd.
(Technology Hardware &
Equipment) 1,834,311
366,000 Holy Stone Enterprise Co.
Ltd. (Technology Hardware &
Equipment) 1,204,996
1,651,000 Hon Hai Precision Industry Co.
Ltd. (Technology Hardware &
Equipment) 11,412,408
679,000 Hong TAI Electric Industrial
(Capital Goods) 778,976
480,000 HUA ENG Wire & Cable Co.
Ltd. (Capital Goods) 576,254
756,000 Ichia Technologies, Inc.
(Technology Hardware &
Equipment) 1,257,530
329,000 Kaimei Electronic Corp.
(Technology Hardware &
Equipment) 944,207
85,000 Keystone Microtech
Corp. (Semiconductors &
Semiconductor Equipment) 1,545,970
1,475,000 King Yuan Electronics Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 13,666,121
1,401,000 Kinko Optical Co. Ltd.
(Technology Hardware &
Equipment)* 2,880,054
1,207,000 Lelon Electronics Corp.
(Technology Hardware &
Equipment) 4,112,973
110,000 Lion Travel Service Co. Ltd.
(Consumer Services) 589,186
702,000 Macronix International Co.
Ltd. (Semiconductors &
Semiconductor Equipment)* 2,019,550

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
119,000 Marketech International
Corp. (Semiconductors &
Semiconductor Equipment) $ 1,058,311
8,000 MPI Corp. (Semiconductors &
Semiconductor Equipment) 632,232
245,000 Powertech Technology,
Inc. (Semiconductors &
Semiconductor Equipment) 1,940,047
308,000 Simplo Technology Co. Ltd.
(Technology Hardware &
Equipment) 3,387,636
171,000 Sunonwealth Electric Machine
Industry Co. Ltd. (Capital
Goods) 769,062
690,000 TA-I Technology Co. Ltd.
(Technology Hardware &
Equipment) 1,428,113
6,990,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 386,518,600
57,000 Taiwan Union Technology
Corp. (Technology Hardware &
Equipment) 901,548
38,000 Team Group, Inc.
(Semiconductors &
Semiconductor Equipment)* 298,822
49,000 Thinking Electronic Industrial
Co. Ltd. (Technology Hardware
& Equipment) 257,838
24,000 Topco Scientific Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 243,666
762,000 TPK Holding Co. Ltd.
(Technology Hardware &
Equipment) 935,385
1,399,000 Tripod Technology Corp.
(Technology Hardware &
Equipment) 16,487,661
6,000 TTY Biopharm Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 16,239
356,000 UDE Corp. (Technology
Hardware & Equipment) 1,225,603
388,000 United Integrated Services Co.
Ltd. (Capital Goods) 11,064,276
1,625,000 Win Semiconductors
Corp. (Semiconductors &
Semiconductor Equipment) 12,016,028
1,495,030 Yuanta Financial Holding Co.
Ltd. (Financial Services) 2,036,577
442,000 Zhen Ding Technology Holding
Ltd. (Technology Hardware &
Equipment) 2,723,877
589,878,334
Thailand – 0.5%
19,048,100 Charoen Pokphand Foods PCL
(Food, Beverage & Tobacco) 12,477,441
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
379,900 Kiatnakin Phatra Bank PCL
(Banks) $ 868,911
719,900 Krung Thai Bank PCL (Banks) 645,991
13,992,343
Turkey – 2.0%
56,003 Agesa Hayat ve Emeklilik AS
(Insurance) 323,562
284,830 Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret AS
(Materials)* 4,217,068
2,369,208 CVK Maden Isletmeleri Sanayi
VE Ticaret AS (Materials)* 2,190,130
1,952,694 Enka Insaat ve Sanayi AS
(Capital Goods)
(a)
4,387,536
322,124 Iskenderun Demir ve Celik AS
(Materials) 302,319
3,062,947 Kocaer Celik Sanayi Ve Ticaret
AS (Materials) 816,195
2,232,871 TR Anadolu Metal Madencilik
Isletmeleri AS (Materials)* 7,335,333
6,494,815 Turk Altin Isletmeleri AS
(Materials)* 8,107,324
1,341,279 Turkiye Garanti Bankasi AS
(Banks) 4,978,411
0 Turkiye Is Bankasi AS, Class C
(Banks) —
4,482,923 Turkiye Petrol Rafinerileri AS
(Energy) 25,261,623
57,919,501
United Arab Emirates – 1.1%
2,275,706 Abu Dhabi Commercial Bank
PJSC (Banks) 9,439,396
342,965 Abu Dhabi Islamic Bank PJSC
(Banks) 2,274,595
1,365,834 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary Distribution &
Retail) 1,524,825
827,575 Air Arabia PJSC
(Transportation) 1,123,154
680,796 Borouge PLC (Materials) 483,871
1,175,336 Dubai Investments PJSC
(Capital Goods) 1,280,963
1,539,156 Dubai Islamic Bank PJSC
(Banks) 4,049,177
937,886 Emirates NBD Bank PJSC
(Banks) 7,942,343
706,694 First Abu Dhabi Bank PJSC
(Banks) 3,579,172
107,671 Orascom Construction PLC
(Capital Goods) 922,282
32,619,778

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – 0.8%
895,100 BeOne Medicines Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* $ 23,606,421
TOTAL COMMON STOCKS
(Cost $1,956,635,963)
2,803,004,629
Shares Description Rate Value
a
Preferred Stocks – 1.0%
Brazil – 0.3%
97,200 Banco do Estado
do Rio Grande do
Sul SA (Banks) 8.90% 332,635
1,102,700 Petroleo
Brasileiro
SA - Petrobras
(Energy) 7.68 7,911,824
8,244,459
South Korea – 0.7%
462,910 Mirae Asset
Securities Co.
Ltd., N.A.
(Financial
Services) 1.58 5,139,134
191,513 Samsung
Electronics Co.
Ltd. (Technology
Hardware &
Equipment) 1.43 15,512,758
20,651,892
TOTAL PREFERRED STOCKS
(Cost $16,678,467)
28,896,351
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $1,973,314,430)
2,831,900,980
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.5%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
14,907,012 3.590% $ 14,907,012
(Cost $14,907,012)
TOTAL INVESTMENTS – 99.3%
(Cost $1,988,221,442)
$ 2,846,807,992
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.7%
19,759,625
NET ASSETS – 100.0%
$ 2,866,567,617
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PLC — Public Limited Company
Sector Name
% of
Market
Value
Information Technology 31.9%
Financials 19.0
Industrials 10.6
Materials 9.6
Consumer Discretionary 9.2
Communication Services 7.8
Health Care 5.2
Energy 3.7
Utilities 1.5
Consumer Staples 1.0
Real Estate 0.0
Securities Lending Reinvestment Vehicle 0.5
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Additional Investment Information
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At January 31, 2026, the
Fund
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
ZAR 16,669,000 USD 1,057,388 2/3/2026 $ (25,563)
TOTAL
$ (25,563)
FUTURES CONTRACTS
— At January 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Emerging Markets Index 442 03/20/26 $ 33,609,680 $ 561,669

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 96.8%
Australia – 5.6%
773,648 Brambles Ltd. (Commercial &
Professional Services) $ 12,009,116
247,067 Capricorn Metals Ltd.
(Materials)* 2,314,134
890,744 Challenger Ltd. (Financial
Services) 5,673,546
68,250 Commonwealth Bank of
Australia (Banks) 7,065,301
2,719,185 Evolution Mining Ltd.
(Materials) 26,112,961
3,905,145 Glencore PLC (Materials)* 26,622,790
77,912 HUB24 Ltd. (Financial
Services) 5,458,988
36,425 National Australia Bank Ltd.
(Banks) 1,094,186
1,192,699 Northern Star Resources Ltd.
(Materials) 21,925,750
812,073 Orica Ltd. (Materials) 14,466,443
1,428,521 Perseus Mining Ltd. (Materials) 5,501,942
50,447 Pro Medicus Ltd. (Health Care
Equipment & Services) 6,449,314
949,575 QBE Insurance Group Ltd.
(Insurance) 13,014,666
1,712,078 Ramelius Resources Ltd.
(Materials) 5,272,883
1,074,826 Regis Resources Ltd.
(Materials) 5,602,267
468,701 Rio Tinto PLC ADR (Materials) 42,665,852
846,581 Sandfire Resources Ltd.
(Materials)* 11,487,289
473,685 Service Stream Ltd. (Capital
Goods) 750,748
691,898 Sigma Healthcare Ltd. (Health
Care Equipment & Services) 1,482,628
1,956,771 Suncorp Group Ltd. (Insurance) 23,034,988
569,243 Vault Minerals Ltd. (Materials)* 2,178,364
531,995 Wesfarmers Ltd. (Consumer
Discretionary Distribution &
Retail) 30,688,979
1,378,786 Westpac Banking Corp. (Banks) 37,046,757
307,919,892
Austria – 0.4%
106,228 BAWAG Group AG (Banks)*
(a)
17,280,756
134,949 Raiffeisen Bank International
AG (Banks) 6,802,177
24,082,933
Belgium – 0.8%
42,466 Aedifica SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 3,739,479
16,806 Anheuser-Busch InBev SA/NV
(Food, Beverage & Tobacco) 1,209,748
9,167 KBC Ancora (Banks) 842,425
116,000 UCB SA (Pharmaceuticals,
Biotechnology & Life Sciences) 35,348,211
41,139,863
Shares Description Value
a
Common Stocks – (continued)
China – 0.4%
756,000 AAC Technologies Holdings,
Inc. (Technology Hardware &
Equipment) $ 3,588,756
1,267,500 Fosun International Ltd.
(Capital Goods) 674,346
6,860,000 MMG Ltd. (Materials)* 8,881,645
7,994,000 Nexteer Automotive Group Ltd.
(Automobiles & Components) 6,819,682
19,964,429
Denmark – 2.2%
34,273 AL Sydbank (Banks) 3,103,915
736,955 Danske Bank A/S (Banks) 37,546,406
35,532 Genmab A/S (Pharmaceuticals,
Biotechnology & Life
Sciences)* 11,575,810
24,234 Jyske Bank A/S (Banks) 3,526,689
844,042 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 50,118,577
3,465 Ringkjoebing Landbobank A/S
(Banks) 873,484
357,284 Vestas Wind Systems A/S
(Capital Goods) 10,829,782
39,403 Zealand Pharma A/S
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 2,635,174
120,209,837
Finland – 2.3%
255,380 Metso Oyj (Capital Goods) 4,992,875
153,676 Nokia OYJ (Technology
Hardware & Equipment) 989,815
3,837,106 Nordea Bank Abp (Banks) 74,134,520
2,226,666 Sampo OYJ, Class A (Insurance) 24,832,502
538,333 Wartsila OYJ Abp (Capital
Goods) 21,824,070
126,773,782
France – 9.8%
335,312 Air Liquide SA (Materials) 62,791,395
40,447 Airbus SE (Capital Goods) 9,260,349
368,967 AXA SA (Insurance) 16,824,592
116,805 Bureau Veritas SA (Commercial
& Professional Services) 3,760,229
39,765 Capgemini SE (Software &
Services) 6,178,621
124,691 Cie de Saint-Gobain SA
(Capital Goods) 12,307,702
717,363 Danone SA (Food, Beverage &
Tobacco) 56,212,574
41,103 Dassault Aviation SA (Capital
Goods) 15,626,349
744,163 Dassault Systemes (Software &
Services) 20,468,088
9,109 Eiffage SA (Capital Goods) 1,350,933
639,335 Engie SA (Utilities) 19,088,282
101,686 EssilorLuxottica SA (Health
Care Equipment & Services) 31,085,037

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
28,060 Gaztransport Et Technigaz SA
(Energy) $ 6,045,490
23,493 Hermes International SCA
(Consumer Durables & Apparel) 56,524,196
161,811 Klepierre SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 6,233,517
110,025 Legrand SA (Capital Goods) 17,566,386
19,658 LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables
& Apparel) 12,687,375
16,351 Nexans SA (Capital Goods) 2,575,489
134,585 Safran SA (Capital Goods) 48,086,105
68,132 SPIE SA (Commercial &
Professional Services) 3,733,224
127,015 Technip Energies NV (Energy) 4,977,653
148,927 Thales SA (Capital Goods) 45,590,454
633,989 TotalEnergies SE (Energy) 46,109,274
175,763 Unibail-Rodamco-Westfield
REIT (Equity Real Estate
Investment Trusts (REITs))* 19,433,257
367,683 Valeo SE (Automobiles &
Components) 5,135,212
145,923 Vallourec SACA (Energy) 3,096,907
6,622 Vinci SA (Capital Goods) 952,143
19,221 Viridien (Energy)* 2,907,566
536,608,399
Georgia – 0.0%
8,810 Lion Finance Group PLC
(Banks) 1,217,185
Germany – 8.9%
114,121 AIXTRON SE (Semiconductors
& Semiconductor Equipment) 2,618,093
229,219 Allianz SE (Insurance) 100,930,290
119,974 Aumovio SE (Automobiles &
Components)* 5,756,867
9,309 Aurubis AG (Materials) 1,757,858
353,996 Continental AG (Automobiles &
Components) 27,855,722
1,097,331 Deutsche Bank AG (Financial
Services) 43,301,936
1,170,238 Deutsche Lufthansa AG
(Transportation) 12,055,191
109,495 Deutsche Post AG
(Transportation) 6,123,897
140,131 Deutsche Telekom AG
(Telecommunication Services) 4,702,561
137,482 Deutz AG (Capital Goods) 1,760,557
9,144 DWS Group GmbH & Co.
KGaA (Financial Services)
(a)
669,471
2,560,293 E.ON SE (Utilities) 54,217,520
69,124 Fresenius Medical Care AG
(Health Care Equipment &
Services) 3,111,897
24,807 GEA Group AG (Capital
Goods) 1,773,773
13,767 Heidelberg Materials AG
(Materials) 3,770,382
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
37,125 Henkel AG & Co. KGaA
(Household & Personal
Products) $ 3,064,640
33,859 Hensoldt AG (Capital Goods) 3,363,645
71,991 Knorr-Bremse AG (Capital
Goods) 8,382,301
526,331 Mercedes-Benz Group AG
(Automobiles & Components) 35,971,725
65,787 MTU Aero Engines AG (Capital
Goods) 29,247,306
9,797 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 5,937,737
42,020 Nemetschek SE (Software &
Services) 3,671,477
311,168 Nordex SE (Capital Goods)* 12,458,069
9,251 Rheinmetall AG (Capital
Goods) 19,601,475
42,362 SAP SE (Software & Services) 8,462,598
172,191 Scout24 SE (Media &
Entertainment)
(a)
17,143,575
66,045 Siemens AG (Capital Goods) 19,967,420
278,072 Siemens Energy AG (Capital
Goods)* 47,377,974
220,234 thyssenkrupp AG (Materials) 2,935,885
197,495 TUI AG (Consumer Services)* 2,105,699
490,097,541
Hong Kong – 1.5%
405,900 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 22,377,719
1,581,900 Hongkong Land Holdings Ltd.
(Real Estate Management &
Development) 13,422,229
1,024,500 Johnson Electric Holdings Ltd.
(Automobiles & Components) 3,528,906
871,328 Prudential PLC (Insurance) 14,311,790
1,636,000 Swire Properties Ltd. (Real
Estate Management &
Development) 4,958,802
18,958,000 WH Group Ltd. (Food,
Beverage & Tobacco)
(a)
22,372,255
80,971,701
Indonesia – 0.0%
10,600 Jardine Matheson Holdings Ltd.
(Capital Goods) 772,506
Ireland – 0.3%
1,273,206 AIB Group PLC (Banks) 14,232,090
224,466 Bank of Ireland Group PLC
(Banks) 4,560,585
18,792,675
Israel – 0.0%
37,715 Plus500 Ltd. (Financial
Services) 2,170,933

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Italy – 2.1%
86,966 Azimut Holding SpA (Financial
Services) $ 3,673,790
65,760 Banca Generali SpA (Financial
Services) 4,430,921
724,375 Banca Mediolanum SpA
(Financial Services) 16,992,556
785,153 Banca Monte dei Paschi di
Siena SpA (Banks) 8,145,032
223,186 Banco BPM SpA (Banks) 3,345,409
36,156 Coca-Cola HBC AG (Food,
Beverage & Tobacco)* 1,963,622
155,831 DiaSorin SpA (Health Care
Equipment & Services) 13,358,307
683,111 FinecoBank Banca Fineco SpA
(Banks) 18,109,459
200,281 Leonardo SpA (Capital Goods) 13,384,117
350,537 Saipem SpA (Energy) 1,294,625
221,529 UniCredit SpA (Banks) 19,305,395
619,428 Unipol Assicurazioni SpA
(Insurance) 13,795,774
117,799,007
Ivory Coast – 0.3%
251,187 Endeavour Mining PLC
(Materials) 14,297,138
Japan – 24.8%
214,800 Advantest Corp.
(Semiconductors &
Semiconductor Equipment) 35,525,040
504,600 AGC, Inc. (Capital Goods) 18,619,484
148,600 Aisin Corp. (Automobiles &
Components) 2,662,169
129,200 Alps Alpine Co. Ltd.
(Technology Hardware &
Equipment) 1,692,248
667,800 ANA Holdings, Inc.
(Transportation) 12,965,286
2,169,400 Astellas Pharma, Inc.
(Pharmaceuticals,
Biotechnology & Life Sciences) 30,176,130
202,000 Bridgestone Corp.
(Automobiles & Components) 4,547,880
179,000 Chiba Bank Ltd. (The) (Banks) 2,423,432
206,500 Credit Saison Co. Ltd.
(Financial Services) 5,575,107
150,500 Dai-ichi Life Holdings, Inc.
(Insurance) 1,323,518
651,200 Daiichi Sankyo Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 11,929,742
66,500 Daiwa House Industry Co. Ltd.
(Real Estate Management &
Development) 2,265,926
2,611,400 Daiwa Securities Group, Inc.
(Financial Services) 25,446,502
4,900 Disco Corp. (Semiconductors &
Semiconductor Equipment) 2,088,628
220,600 Eisai Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 6,150,204
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
758,700 Electric Power Development Co.
Ltd. (Utilities) $ 16,113,453
5,370,400 ENEOS Holdings, Inc. (Energy) 45,390,179
434,500 FANUC Corp. (Capital Goods) 17,447,173
293,700 Fuji Electric Co. Ltd. (Capital
Goods) 20,921,035
1,792,500 FUJIFILM Holdings Corp.
(Technology Hardware &
Equipment) 35,805,653
113,200 Fujikura Ltd. (Capital Goods) 14,227,765
1,094,100 Fujitsu Ltd. (Software &
Services) 30,400,425
174,400 Fukuoka Financial Group, Inc.
(Banks) 6,341,855
23,500 Glory Ltd. (Capital Goods) 612,124
427,300 Gunma Bank Ltd. (The) (Banks) 5,379,583
123,200 Hachijuni Bank Ltd. (The)
(Banks) 1,539,184
196,900 Haseko Corp. (Consumer
Durables & Apparel) 4,035,735
169,600 Hitachi Construction Machinery
Co. Ltd. (Capital Goods) 5,545,751
452,300 Hitachi Ltd. (Capital Goods) 15,694,871
51,900 Hokuhoku Financial Group, Inc.
(Banks) 1,783,744
6,300 Horiba Ltd. (Technology
Hardware & Equipment) 747,216
98,200 Hyakugo Bank Ltd. (The)
(Banks) 893,055
80,000 Ibiden Co. Ltd. (Technology
Hardware & Equipment) 4,217,182
221,300 Inpex Corp. (Energy) 4,958,053
1,914,700 Isuzu Motors Ltd. (Automobiles
& Components) 30,845,467
781,100 ITOCHU Corp. (Capital Goods) 10,000,090
416,700 Iyogin Holdings, Inc. (Banks) 7,756,855
302,200 Japan Airlines Co. Ltd.
(Transportation) 5,710,134
541,100 Japan Exchange Group, Inc.
(Financial Services) 5,904,604
72,700 Japan Material Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 843,075
296,700 Japan Post Holdings Co. Ltd.
(Insurance) 3,570,138
1,609,500 Japan Tobacco, Inc. (Food,
Beverage & Tobacco) 58,170,059
111,700 JFE Holdings, Inc. (Materials) 1,503,838
439,900 JX Advanced Metals Corp.
(Materials) 7,118,188
121,500 Kajima Corp. (Capital Goods) 4,956,686
79,600 Kao Corp. (Household &
Personal Products) 3,184,199
362,700 KDDI Corp.
(Telecommunication Services) 6,123,818
333,200 Kinden Corp. (Capital Goods) 14,744,085
73,000 Kioxia Holdings Corp.
(Semiconductors &
Semiconductor Equipment)* 9,985,406

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
31,600 Komatsu Ltd. (Capital Goods) $ 1,209,497
20,300 Konami Group Corp. (Media &
Entertainment) 2,964,274
82,800 K's Holdings Corp. (Consumer
Discretionary Distribution &
Retail) 861,111
79,500 Kyoto Financial Group, Inc.
(Banks) 1,920,586
413,100 Kyushu Electric Power Co., Inc.
(Utilities) 4,598,593
326,000 Kyushu Railway Co.
(Transportation) 8,312,200
7,000 Lasertec Corp. (Semiconductors
& Semiconductor Equipment) 1,608,162
146,600 Mabuchi Motor Co. Ltd.
(Capital Goods) 1,377,146
46,600 Makita Corp. (Capital Goods) 1,619,143
222,100 Mazda Motor Corp.
(Automobiles & Components) 1,709,139
216,200 Mebuki Financial Group, Inc.
(Banks) 1,631,055
502,600 Mitsubishi Corp. (Capital
Goods) 13,352,245
1,154,200 Mitsubishi Electric Corp.
(Capital Goods) 36,082,496
685,800 Mitsubishi Heavy Industries
Ltd. (Capital Goods) 20,192,654
139,500 Mitsubishi Materials Corp.
(Materials) 4,012,594
183,800 Mitsubishi UFJ Financial
Group, Inc. (Banks) 3,328,686
21,600 Mitsui E&S Co. Ltd. (Capital
Goods) 959,884
983,400 Mitsui Fudosan Co. Ltd.
(Real Estate Management &
Development) 11,276,555
21,300 Mitsui Kinzoku Co. Ltd.
(Materials) 2,779,839
86,500 Mizuho Financial Group, Inc.
(Banks) 3,755,652
75,300 Modec, Inc. (Energy) 7,343,066
176,000 Monex Group, Inc. (Financial
Services) 808,563
1,600,300 Murata Manufacturing Co.
Ltd. (Technology Hardware &
Equipment) 32,510,987
322,800 Nabtesco Corp. (Capital Goods) 8,747,126
666,000 NEC Corp. (Software &
Services) 22,577,172
1,298,900 NGK Insulators Ltd. (Capital
Goods) 31,119,037
39,800 Nintendo Co. Ltd. (Media &
Entertainment) 2,464,637
215,000 Nippon Electric Glass Co.
Ltd. (Technology Hardware &
Equipment) 9,350,349
1,100,900 Nippon Steel Corp. (Materials) 4,587,508
20,200 Nishimatsu Construction Co.
Ltd. (Capital Goods) 751,699
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
63,500 Nishi-Nippon Financial
Holdings, Inc. (Banks) $ 1,538,037
126,000 Nomura Holdings, Inc.
(Financial Services) 1,141,855
312,500 Nomura Research Institute Ltd.
(Software & Services) 9,506,372
151,500 NSK Ltd. (Capital Goods) 1,053,616
1,001,900 NTN Corp. (Capital Goods) 2,401,290
21,232,400 NTT, Inc. (Telecommunication
Services) 21,336,015
523,800 Obayashi Corp. (Capital Goods) 11,823,907
66,200 Obic Co. Ltd. (Software &
Services) 1,839,960
19,900 Ogaki Kyoritsu Bank Ltd. (The)
(Banks) 726,807
814,900 ORIX Corp. (Financial
Services) 24,834,406
43,800 Osaka Gas Co. Ltd. (Utilities) 1,644,369
145,800 Otsuka Holdings Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 8,728,810
704,100 Renesas Electronics
Corp. (Semiconductors &
Semiconductor Equipment)* 11,705,984
511,800 Ricoh Co. Ltd. (Technology
Hardware & Equipment) 4,528,740
104,000 SBI Holdings, Inc. (Financial
Services) 2,351,857
13,900 SCREEN Holdings Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 1,770,208
221,300 Sharp Corp. (Consumer
Durables & Apparel)* 1,009,940
356,100 Shionogi & Co. Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 7,331,810
84,200 Shizuoka Financial Group, Inc.
(Banks) 1,375,491
1,172,200 SoftBank Group Corp.
(Telecommunication Services) 32,009,719
580,000 Sompo Holdings, Inc.
(Insurance) 20,001,026
5,511,700 Sony Financial Group, Inc.
(Financial Services)* 5,538,055
230,300 Sony Group Corp. (Consumer
Durables & Apparel) 5,077,633
632,600 Subaru Corp. (Automobiles &
Components) 13,580,766
380,300 SUMCO Corp. (Semiconductors
& Semiconductor Equipment) 3,970,339
180,000 Sumitomo Corp. (Capital
Goods) 7,309,637
1,400,900 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) 61,330,757
40,500 Sumitomo Metal Mining Co.
Ltd. (Materials) 2,288,591
1,254,800 Sumitomo Mitsui Financial
Group, Inc. (Banks) 44,156,978

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
148,300 Sumitomo Pharma Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* $ 2,206,856
58,200 Sumitomo Realty &
Development Co. Ltd. (Real
Estate Management &
Development) 1,620,696
24,300 SWCC Corp. (Capital Goods) 1,811,108
130,700 Taiheiyo Cement Corp.
(Materials) 3,591,552
153,700 Taisei Corp. (Capital Goods) 15,331,294
2,134,100 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 72,644,154
2,966,700 TDK Corp. (Technology
Hardware & Equipment) 38,280,012
232,600 Terumo Corp. (Health Care
Equipment & Services) 3,042,702
31,900 Toho Co. Ltd. (Media &
Entertainment) 1,623,651
107,200 Tokai Carbon Co. Ltd.
(Materials) 741,756
132,800 Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 636,253
117,600 Tokio Marine Holdings, Inc.
(Insurance) 4,383,252
10,700 Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 2,851,112
103,300 Tokyo Seimitsu Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 9,359,044
1,461,200 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 13,529,999
337,600 TOPPAN Holdings, Inc.
(Commercial & Professional
Services) 10,428,383
606,200 Tosoh Corp. (Materials) 9,893,558
110,100 Towa Corp. (Semiconductors &
Semiconductor Equipment) 2,124,975
59,800 Toyoda Gosei Co. Ltd.
(Automobiles & Components) 1,624,640
57,600 Toyota Motor Corp.
(Automobiles & Components) 1,305,533
53,600 Tsugami Corp. (Capital Goods) 1,114,842
687,900 Tsuruha Holdings, Inc.
(Consumer Staples Distribution
& Retail) 10,961,534
99,400 UBE Corp. (Materials) 1,718,953
95,900 Ulvac, Inc. (Semiconductors &
Semiconductor Equipment) 5,149,078
123,900 USS Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 1,369,013
393,200 West Japan Railway Co.
(Transportation) 8,034,822
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
71,800 Yamaichi Electronics Co.
Ltd. (Semiconductors &
Semiconductor Equipment) $ 2,728,717
1,559,400 Yokohama Financial Group, Inc.
(Banks) 14,202,601
1,363,896,694
Luxembourg – 0.2%
139,895 Eurofins Scientific
SE (Pharmaceuticals,
Biotechnology & Life Sciences) 11,316,540
Netherlands – 5.5%
33,562 AMG Critical Materials NV
(Materials) 1,435,777
10,030 Argenx SE (Pharmaceuticals,
Biotechnology & Life
Sciences)* 8,434,951
30,161 ASM International NV
(Semiconductors &
Semiconductor Equipment) 25,330,249
127,272 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 182,496,237
64,773 BE Semiconductor Industries
NV (Semiconductors &
Semiconductor Equipment) 12,607,647
43,464 EXOR NV (Financial Services) 3,568,663
137,074 Fugro NV (Capital Goods) 1,894,177
47,431 Heineken NV (Food, Beverage
& Tobacco) 3,915,416
1,002,161 ING Groep NV (Banks) 29,554,679
301,522 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 11,789,568
82,146 Koninklijke BAM Groep NV
(Capital Goods) 861,524
24,451 NN Group NV (Insurance) 1,938,165
238,291 SBM Offshore NV (Energy) 8,559,480
91,215 Wolters Kluwer NV
(Commercial & Professional
Services) 8,565,379
300,951,912
New Zealand – 0.1%
152,079 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care
Equipment & Services) 3,552,772
Nigeria – 0.0%
365,277 Airtel Africa PLC
(Telecommunication Services)
(a)
1,592,621
Norway – 0.4%
472,328 Kongsberg Gruppen ASA
(Capital Goods) 16,224,985
228,247 Orkla ASA (Food, Beverage &
Tobacco) 2,715,766
18,940,751

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Portugal – 0.4%
14,474,107 Banco Comercial Portugues SA,
Class R (Banks) $ 15,666,838
911,830 EDP SA (Utilities) 4,662,599
20,329,437
Singapore – 0.9%
332,900 City Developments Ltd.
(Real Estate Management &
Development) 2,425,702
764,500 Keppel Ltd. (Capital Goods) 6,576,863
547,500 Oversea-Chinese Banking Corp.
Ltd. (Banks) 9,137,530
259,400 Singapore Exchange Ltd.
(Financial Services) 3,594,276
2,689,200 Singapore Technologies
Engineering Ltd. (Capital
Goods) 20,673,462
1,047,600 Singapore Telecommunications
Ltd. (Telecommunication
Services) 3,780,465
46,900 Venture Corp. Ltd. (Technology
Hardware & Equipment) 602,249
46,790,547
South Africa – 0.3%
358,250 Anglo American PLC
(Materials) 16,611,285
Spain – 2.8%
452,768 Aena SME SA
(Transportation)
(a)
14,061,889
1,299,262 Banco Bilbao Vizcaya
Argentaria SA (Banks) 32,980,071
2,862,603 Banco Santander SA (Banks) 36,549,941
1,937,674 CaixaBank SA (Banks) 25,577,684
426,270 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 27,737,468
131,635 Merlin Properties Socimi SA
REIT (Equity Real Estate
Investment Trusts (REITs)) 1,959,153
96,899 Naturgy Energy Group SA
(Utilities) 3,041,475
197,955 Redeia Corp. SA (Utilities) 3,421,052
2,936,666 Unicaja Banco SA (Banks)
(a)
10,063,628
155,392,361
Sweden – 3.2%
402,072 Boliden AB (Materials)* 28,155,789
457,180 Epiroc AB, Class A (Capital
Goods) 12,816,214
42,310 Epiroc AB, Class B (Capital
Goods) 1,055,089
505,670 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary Distribution &
Retail) 10,126,110
140,106 Investor AB, Class A (Financial
Services) 5,362,233
632,774 Investor AB, Class B (Financial
Services) 24,399,560
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
439,300 Sandvik AB (Capital Goods) $ 17,346,353
1,031,046 Svenska Handelsbanken AB,
Class A (Banks) 16,254,504
203,407 Swedbank AB, Class A (Banks) 7,908,517
300,229 Tele2 AB, Class B
(Telecommunication Services) 5,523,772
3,001,602 Telefonaktiebolaget LM
Ericsson, Class B (Technology
Hardware & Equipment) 32,507,845
381,065 Volvo AB, Class B (Capital
Goods) 13,846,922
175,302,908
Switzerland – 4.8%
1,047,656 ABB Ltd. (Capital Goods) 90,201,183
98,427 Accelleron Industries AG
(Capital Goods) 9,428,032
1,034 Burckhardt Compression
Holding AG (Capital Goods) 714,853
31,287 Cie Financiere Richemont SA
(Consumer Durables & Apparel) 6,073,110
14,167 Galenica AG (Health Care
Equipment & Services)
(a)
1,770,841
25,527 Logitech International SA
(Technology Hardware &
Equipment) 2,199,205
26,332 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 17,891,284
40,906 Schindler Holding AG
Participation Certificates
(Capital Goods) 15,783,276
271,182 SGS SA (Commercial &
Professional Services) 32,639,318
62,258 Sonova Holding AG (Health
Care Equipment & Services) 17,038,983
6,199 Tecan Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,092,173
1,306,183 UBS Group AG (Financial
Services) 61,802,568
12,432 Zurich Insurance Group AG
(Insurance) 8,844,398
265,479,224
United Kingdom – 9.2%
718,268 AstraZeneca PLC
ADR (Pharmaceuticals,
Biotechnology & Life Sciences) —
632,173 Aviva PLC (Insurance) 5,511,197
432,818 Babcock International Group
PLC (Capital Goods) 8,533,637
1,240,544 BAE Systems PLC (Capital
Goods) 33,677,011
638,242 Beazley PLC (Insurance) 9,915,445
94,951 British American Tobacco PLC
(Food, Beverage & Tobacco) 5,736,337
1,317,130 Centrica PLC (Utilities) 3,448,921
658,506 Compass Group PLC
(Consumer Services) 19,745,610

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
1,221,289 Convatec Group PLC (Health
Care Equipment & Services)
(a)
$ 3,852,339
36,602 DCC PLC (Capital Goods) 2,320,182
1,738,075 easyJet PLC (Transportation) 11,372,187
148,965 Hiscox Ltd. (Insurance) 3,029,854
3,520,787 HSBC Holdings PLC (Banks) 62,109,999
71,186 ICG PLC (Financial Services) 1,771,349
100,055 IG Group Holdings PLC
(Financial Services) 1,856,227
1,162,620 Imperial Brands PLC (Food,
Beverage & Tobacco) 48,967,019
156,679 InterContinental Hotels Group
PLC (Consumer Services) 21,167,379
179,649 Intertek Group PLC
(Commercial & Professional
Services) 11,021,059
547,451 Investec PLC (Financial
Services) 4,554,560
1,189,802 ITV PLC (Media &
Entertainment) 1,326,565
1,516,442 Kingfisher PLC (Consumer
Discretionary Distribution &
Retail) 6,988,364
100,557 Lancashire Holdings Ltd.
(Insurance) 849,239
40,453,661 Lloyds Banking Group PLC
(Banks) 60,405,669
964,361 Man Group PLC (Financial
Services) 3,480,769
977,343 National Grid PLC (Utilities) 16,604,638
3,117,270 NatWest Group PLC (Banks) 28,413,271
77,460 Next PLC (Consumer
Discretionary Distribution &
Retail) 14,063,569
95,880 QinetiQ Group PLC (Capital
Goods) 660,558
331,005 Reckitt Benckiser Group
PLC (Household & Personal
Products)* 27,592,563
229,337 RELX PLC (Commercial &
Professional Services) 8,130,467
1,190,361 Rolls-Royce Holdings PLC
(Capital Goods) 19,899,255
96,831 RS GROUP PLC (Capital
Goods) 889,157
407,851 Smiths Group PLC (Capital
Goods) 14,006,366
2,014 SSE PLC (Utilities) 66,940
380,860 Standard Chartered PLC
(Banks) 9,744,857
1,210,675 Taylor Wimpey PLC (Consumer
Durables & Apparel) 1,769,962
2,259,084 Tesco PLC (Consumer Staples
Distribution & Retail) 13,145,174
1,046,649 Vodafone Group PLC ADR
(Telecommunication Services) 15,333,408
501,961,103
United States – 9.6%
211,773 Aegon Ltd. (Insurance) 1,663,370
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
409,802 Alcon AG (Health Care
Equipment & Services) $ 33,170,338
915,017 BP PLC ADR (Energy) 34,660,844
603,975 GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 31,165,110
221,957 Holcim AG (Materials)* 22,876,859
1,295,570 Nestle SA (Food, Beverage &
Tobacco) 123,631,778
475,628 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 70,568,840
222,617 QIAGEN NV (Pharmaceuticals,
Biotechnology & Life Sciences) 11,802,992
164,509 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 74,808,810
850,910 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 80,261,073
25,616 Schneider Electric SE (Capital
Goods) 7,344,164
41,170 Spotify Technology SA (Media
& Entertainment)* 20,599,409
899,849 Tenaris SA (Energy) 19,988,321
532,541,908
TOTAL COMMON STOCKS
(Cost $4,403,668,163)
5,317,477,884
Shares Description Rate Value
a
Preferred Stocks – 0.2%
Germany – 0.2%
86,325 Henkel AG
& Co. KGaA
(Household
& Personal
Products) 2.75% 7,583,831
19,294 Sartorius AG
(Pharmaceuticals,
Biotechnology &
Life Sciences) 0.31 5,392,542
TOTAL PREFERRED STOCKS
(Cost $12,829,603)
12,976,373

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 0.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
14,793,562 3.590% $ 14,793,562
(Cost $14,793,562)
TOTAL INVESTMENTS – 97.3%
(Cost $4,431,291,328)
$ 5,345,247,819
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.7%
150,031,572
NET ASSETS – 100.0%
$ 5,495,279,391
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 23.6%
Industrials 20.4
Health Care 12.5
Information Technology 10.9
Consumer Discretionary 8.0
Consumer Staples 7.5
Materials 6.9
Energy 3.5
Communication Services 2.5
Utilities 2.4
Real Estate 1.5
Investment Company 0.3
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At January 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 903 03/20/26 $ 63,697,833 $ (573,953)
FTSE 100 Index 166 03/20/26 23,145,073 8,683
Hang Seng Index 30 02/26/26 5,280,270 75,900
MSCI Singapore Index 47 02/26/26 1,699,183 183
SPI 200 Index 60 03/19/26 9,220,025 (18,157)
TOPIX Index 135 03/12/26 31,202,830 (94,289)
Total Futures Contracts
$ (601,633)

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 97.6%
Australia – 10.3%
281,986 Aurizon Holdings Ltd.
(Transportation) $ 721,314
1,644,281 Austal Ltd. (Capital Goods)* 7,929,448
3,031,054 Capricorn Metals Ltd.
(Materials)* 28,390,130
1,881,705 Challenger Ltd. (Financial
Services) 11,985,418
3,739,145 Charter Hall Group REIT
(Equity Real Estate Investment
Trusts (REITs)) 59,546,698
7,508,073 Charter Hall Retail REIT
(Equity Real Estate Investment
Trusts (REITs)) 20,445,421
1,240,960 Codan Ltd. (Technology
Hardware & Equipment) 32,676,747
148,071 Deep Yellow Ltd. (Energy)* 289,150
1,025,204 Dexus REIT (Equity Real Estate
Investment Trusts (REITs)) 4,782,854
590,251 Downer EDI Ltd. (Commercial
& Professional Services) 3,291,610
356,122 Eagers Automotive Ltd.
(Consumer Discretionary
Distribution & Retail) 6,610,924
12,476 EBOS Group Ltd. (Health Care
Equipment & Services) 193,128
108,838 Elders Ltd. (Food, Beverage &
Tobacco) 557,549
858,693 GPT Group (The) REIT (Equity
Real Estate Investment Trusts
(REITs)) 3,154,850
1,415,157 Harvey Norman Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 6,359,315
182,849 HUB24 Ltd. (Financial
Services) 12,811,511
37,040,526 Mirvac Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 51,440,625
22,960 Neuren Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 265,855
3,615,106 Orica Ltd. (Materials) 64,400,276
372,262 Pantoro Gold Ltd. (Materials)* 1,234,990
9,908,691 Perenti Ltd. (Materials) 19,075,330
17,398,835 Perseus Mining Ltd. (Materials) 67,011,537
16,934,807 Ramelius Resources Ltd.
(Materials) 52,156,072
348,364 Regis Healthcare Ltd. (Health
Care Equipment & Services) 1,633,325
10,513,259 Regis Resources Ltd.
(Materials) 54,797,782
7,181,046 Resolute Mining Ltd.
(Materials)* 6,432,943
5,266,000 Sandfire Resources Ltd.
(Materials)* 71,454,546
2,781,086 Service Stream Ltd. (Capital
Goods) 4,407,769
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
173,503 Superloop Ltd.
(Telecommunication Services)* $ 276,460
1,183,470 Tabcorp Holdings Ltd.
(Consumer Services) 726,507
1,153,574 Technology One Ltd. (Software
& Services) 20,140,017
488,243 Temple & Webster Group
Ltd. (Consumer Discretionary
Distribution & Retail)* 4,060,870
3,952,721 Vault Minerals Ltd. (Materials)* 15,126,169
3,344,678 Ventia Services Group Pty Ltd.
(Capital Goods) 13,395,309
669,255 Waypoint REIT Ltd. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,140,781
1,080,650 WEB Travel Group, Ltd.
(Consumer Services)* 3,458,047
2,340,003 Westgold Resources Ltd.
(Materials) 11,165,793
1,236,419 Whitehaven Coal Ltd. (Energy) 7,554,087
671,101,157
Austria – 0.3%
62,126 BAWAG Group AG (Banks)*
(a)
10,106,415
21,590 Porr AG (Capital Goods) 887,954
144,135 voestalpine AG (Materials) 6,844,332
17,838,701
Belgium – 0.9%
14,790 Ackermans & van Haaren NV
(Capital Goods) 4,375,896
518,216 Aedifica SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 45,633,157
80,892 Colruyt Group NV (Consumer
Staples Distribution & Retail) 3,102,852
57,211 KBC Ancora (Banks) 5,257,550
94,502 Warehouses De Pauw CVA
REIT (Equity Real Estate
Investment Trusts (REITs)) 2,677,777
61,047,232
China – 0.0%
351,000 Health & Happiness H&H
International Holdings Ltd.
(Food, Beverage & Tobacco) 687,153
134,000 VSTECS Holdings Ltd.
(Technology Hardware &
Equipment) 132,581
819,734
Denmark – 1.7%
427,597 AL Sydbank (Banks) 38,725,082
314,240 Bavarian Nordic A/S
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 9,574,675
34,600 Chemometec A/S
(Pharmaceuticals,
Biotechnology & Life Sciences) 3,344,018

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
93,966 H Lundbeck A/S
(Pharmaceuticals,
Biotechnology & Life Sciences) $ 629,981
5,211 Jyske Bank A/S (Banks) 758,339
43,661 NKT A/S (Capital Goods)* 5,710,261
61,458 Ringkjoebing Landbobank A/S
(Banks) 15,492,814
521,200 Zealand Pharma A/S
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 34,856,556
109,091,726
Finland – 1.4%
343,794 Hiab OYJ (Capital Goods) 20,428,736
262,009 Kalmar OYJ, Class B (Capital
Goods) 13,395,959
472,133 Konecranes OYJ (Capital
Goods) 55,599,478
89,424,173
France – 5.0%
305,261 Coface SA (Insurance) 5,582,975
12,394 Exosens SAS (Capital Goods) 793,968
881,455 Forvia SE (Automobiles &
Components)* 14,391,907
194,703 Gaztransport Et Technigaz SA
(Energy) 41,948,504
253,489 Mercialys SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 3,189,398
403,640 Nexans SA (Capital Goods) 63,578,399
200,996 Rubis SCA (Utilities) 8,138,954
3,724 Sopra Steria Group (Software &
Services) 680,246
1,178,936 SPIE SA (Commercial &
Professional Services) 64,598,603
785,359 Technip Energies NV (Energy) 30,777,817
3,352,490 Valeo SE (Automobiles &
Components) 46,822,256
1,830,992 Vallourec SACA (Energy) 38,858,933
14,224 Vicat SACA (Materials) 1,318,003
26,833 Vusion (Technology Hardware
& Equipment) 4,177,318
324,857,281
Georgia – 0.6%
228,006 Lion Finance Group PLC
(Banks) 31,501,187
117,681 TBC Bank Group PLC (Banks) 6,842,242
38,343,429
Germany – 5.1%
1,375,042 AIXTRON SE (Semiconductors
& Semiconductor Equipment) 31,545,361
262,555 Aumovio SE (Automobiles &
Components)* 12,598,516
132,817 Aurubis AG (Materials)
(b)
25,080,391
314,490 Bilfinger SE (Commercial &
Professional Services) 44,062,861
3,064,632 Deutz AG (Capital Goods) 39,244,851
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
591,947 Jenoptik AG (Technology
Hardware & Equipment) $ 18,681,487
125,379 KION Group AG (Capital
Goods) 8,856,136
1,845,617 Nordex SE (Capital Goods)* 73,891,994
54,473 SMA Solar Technology AG
(Capital Goods)* 2,369,742
1,911,833 thyssenkrupp AG (Materials) 25,486,172
204,320 Tkms AG& Co. KGaA (Capital
Goods)* 23,940,571
2,603,634 TUI AG (Consumer Services)* 27,760,046
333,518,128
Guatemala – 0.1%
109,833 Millicom International Cellular
SA (Telecommunication
Services) 6,703,108
Hong Kong – 1.7%
391,700 DFI Retail Group Holdings Ltd.
(Consumer Staples Distribution
& Retail) 1,612,874
565,000 Hang Lung Group Ltd.
(Real Estate Management &
Development) 1,217,208
2,753,000 Hysan Development Co. Ltd.
(Real Estate Management &
Development) 7,560,777
13,458,500 Johnson Electric Holdings Ltd.
(Automobiles & Components) 46,358,016
7,264,000 Kerry Properties Ltd. (Real
Estate Management &
Development) 22,051,783
6,413,000 Luk Fook Holdings
International Ltd. (Consumer
Discretionary Distribution &
Retail) 26,345,476
2,019,000 Pacific Basin Shipping Ltd.
(Transportation) 792,928
3,178,000 PAX Global Technology Ltd.
(Technology Hardware &
Equipment) 2,005,548
107,944,610
Indonesia – 0.1%
8,756,000 First Pacific Co. Ltd. (Food,
Beverage & Tobacco) 6,851,087
1,215,900 First Resources Ltd. (Food,
Beverage & Tobacco) 2,045,170
8,896,257
Iraq – –%
7,102,000 United Energy Group Ltd.
(Energy) —
Israel – 5.1%
183,808 Airport City Ltd. (Real Estate
Management & Development)* 3,419,343
495,905 Alony Hetz Properties &
Investments Ltd. (Real Estate
Management & Development) 6,543,584

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
604,625 Amot Investments Ltd.
(Real Estate Management &
Development) $ 4,682,060
3,312 Bet Shemesh Engines Holdings
1997 Ltd. (Capital Goods)* 836,490
12,414,532 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Telecommunication Services) 31,882,816
26,189 Big Shopping Centers Ltd.
(Real Estate Management &
Development) 6,299,348
7,489 Camtek Ltd. (Semiconductors &
Semiconductor Equipment)* 1,119,321
46,231 Clal Insurance Enterprises
Holdings Ltd. (Insurance) 3,362,245
6,204 Delek Group Ltd. (Energy) 1,745,921
498,561 El Al Israel Airlines
(Transportation) 2,819,469
6,883 Elco Ltd. (Capital Goods) 361,299
284,685 Enlight Renewable Energy Ltd.
(Utilities)* 16,065,617
17,665 Fattal Holdings 1998 Ltd.
(Consumer Services)* 3,633,989
333,614 First International Bank Of
Israel Ltd. (The) (Banks) 28,324,435
16,593 Fox Wizel Ltd. (Consumer
Discretionary Distribution &
Retail) 1,675,212
209,250 G City Ltd. (Real Estate
Management & Development) 644,414
876,599 Harel Insurance Investments
& Financial Services Ltd.
(Insurance) 40,208,211
6,961 Israel Corp. Ltd. (Materials) 2,080,572
50,053 Melisron Ltd. (Real Estate
Management & Development) 6,557,835
7,004 Menora Mivtachim Holdings
Ltd. (Insurance) 899,980
370,776 Migdal Insurance & Financial
Holdings Ltd. (Insurance)* 1,989,444
2,388,273 Mivne Real Estate KD Ltd.
(Real Estate Management &
Development) 11,129,651
64,701 Next Vision Stabilized Systems
Ltd. (Technology Hardware &
Equipment) 5,821,660
1 Orion Retail Properties Ltd.
(Equity Real Estate Investment
Trusts (REITs))* 1
59,750 Partner Communications Co.
Ltd. (Telecommunication
Services) 726,035
1,057,733 Plus500 Ltd. (Financial
Services) 60,884,735
1,721,900 Shufersal Ltd. (Consumer
Staples Distribution & Retail) 22,238,432
270,710 Strauss Group Ltd. (Food,
Beverage & Tobacco) 10,217,245
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
75,205 Tel Aviv Stock Exchange Ltd.
(Financial Services) $ 2,889,405
389,117 Tower Semiconductor
Ltd. (Semiconductors &
Semiconductor Equipment)* 51,380,528
5,952 YH Dimri Construction &
Development Ltd. (Real Estate
Management & Development) 755,688
331,194,985
Italy – 4.1%
966,811 Avio SpA (Capital Goods) 39,790,937
779,176 Azimut Holding SpA (Financial
Services) 32,915,500
565,680 Banca Generali SpA (Financial
Services) 38,115,619
25,131 Danieli & C Officine
Meccaniche SpA (Capital
Goods) 1,855,378
626,651 De' Longhi SpA (Consumer
Durables & Apparel) 27,702,526
697,163 DiaSorin SpA (Health Care
Equipment & Services) 59,762,933
406,779 Enav SpA (Transportation)
(a)
2,347,746
88,837 Fincantieri SpA (Capital
Goods)* 1,686,270
263,929 Reply SpA (Software &
Services) 34,601,921
5,938,199 Saipem SpA (Energy)
(b)
21,931,325
371,948 Technogym SpA (Consumer
Durables & Apparel)
(a)
7,767,367
268,477,522
Japan – 35.6%
5,619,200 Acom Co. Ltd. (Financial
Services) 18,588,503
397,100 ADEKA Corp. (Materials) 11,803,534
3,057 Advance Residence Investment
Corp. REIT (Equity Real Estate
Investment Trusts (REITs)) 3,317,738
23,400 Alfresa Holdings Corp. (Health
Care Equipment & Services) 376,854
2,606,200 Alps Alpine Co. Ltd.
(Technology Hardware &
Equipment) 34,135,733
246,000 Aozora Bank Ltd. (Banks) 3,985,466
431,000 Asahi Intecc Co. Ltd. (Health
Care Equipment & Services) 7,184,840
38,000 Bank of Nagoya Ltd. (The)
(Banks) 1,204,085
1,677,100 Brother Industries Ltd.
(Technology Hardware &
Equipment) 34,192,038
81,700 Casio Computer Co. Ltd.
(Consumer Durables & Apparel) 798,781
933,600 Chugin Financial Group, Inc.
(Banks) 16,898,403
238,000 Chugoku Electric Power Co.,
Inc. (The) (Utilities) 1,519,172

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,896,500 Citizen Watch Co. Ltd.
(Technology Hardware &
Equipment) $ 16,761,663
297,000 Coca-Cola Bottlers Japan
Holdings, Inc. (Food, Beverage
& Tobacco) 6,625,090
532,500 Cosmo Energy Holdings Co.
Ltd. (Energy) 15,968,152
892,000 Credit Saison Co. Ltd.
(Financial Services) 24,082,303
647,700 Daido Steel Co. Ltd. (Materials) 8,320,253
31,300 Denka Co. Ltd. (Materials) —
610,800 Dexerials Corp. (Technology
Hardware & Equipment) 10,716,025
189,200 Dowa Holdings Co. Ltd.
(Materials) 11,205,937
123,100 DTS Corp. (Software &
Services) 1,002,833
524,300 EDION Corp. (Consumer
Discretionary Distribution &
Retail) 7,176,836
114,200 Electric Power Development Co.
Ltd. (Utilities) 2,425,407
48,200 Exedy Corp. (Automobiles &
Components) 1,776,197
50,100 Ferrotec Corp. (Semiconductors
& Semiconductor Equipment) 1,915,498
409,900 Fuji Corp. (Capital Goods) 10,098,650
1,003,000 Fujita Kanko, Inc. (Consumer
Services) 16,166,272
282,000 Fukuoka Financial Group, Inc.
(Banks) 10,254,605
10,700 Fuso Chemical Co. Ltd.
(Materials) 515,716
615,000 Glory Ltd. (Capital Goods) 16,019,411
16,459 GLP J REIT (Equity Real Estate
Investment Trusts (REITs)) 15,123,222
26,400 GMO internet group, Inc.
(Software & Services) 657,920
40,600 GS Yuasa Corp. (Automobiles
& Components) 945,108
519,000 Gunma Bank Ltd. (The) (Banks) 6,534,059
197,400 H2O Retailing Corp. (Consumer
Staples Distribution & Retail) 2,703,172
610,900 Hamamatsu Photonics KK
(Technology Hardware &
Equipment) 6,826,357
1,996,500 Haseko Corp. (Consumer
Durables & Apparel) 40,921,001
280,500 Heiwa Corp. (Consumer
Services) 3,674,319
31,400 Hirogin Holdings, Inc. (Banks) 355,633
18,000 Hirose Electric Co. Ltd.
(Technology Hardware &
Equipment) 1,943,312
203,500 HIS Co. Ltd. (Consumer
Services) 1,690,253
1,456,600 Hitachi Construction Machinery
Co. Ltd. (Capital Goods) 47,629,365
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
270,500 Hokuriku Electric Power Co.
(Utilities) $ 1,710,920
8,100 Horiba Ltd. (Technology
Hardware & Equipment) 960,706
51,900 Hosiden Corp. (Technology
Hardware & Equipment) 864,603
625,000 Ibiden Co. Ltd. (Technology
Hardware & Equipment) 32,946,734
332,900 Iino Kaiun Kaisha Ltd.
(Transportation) 3,377,931
8,200 Inaba Denki Sangyo Co. Ltd.
(Capital Goods) 136,581
11,539 Industrial & Infrastructure Fund
Investment Corp. REIT (Equity
Real Estate Investment Trusts
(REITs)) 11,174,845
67,200 Internet Initiative Japan, Inc.
(Telecommunication Services) 1,085,825
26,300 Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 422,077
32,400 Iwatani Corp. (Energy) 384,296
24,300 Izumi Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 480,712
201,000 Japan Aviation Electronics
Industry Ltd. (Technology
Hardware & Equipment) 3,140,281
630,000 Japan Material Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 7,305,881
6,700 Japan Steel Works Ltd. (The)
(Capital Goods) 370,863
384,500 JTEKT Corp. (Automobiles &
Components) 4,540,120
144,000 Kamigumi Co. Ltd.
(Transportation) 5,039,394
1,114,800 Kanematsu Corp. (Capital
Goods) 14,642,542
81,900 Kansai Paint Co. Ltd.
(Materials) 1,307,073
39,377 KDX Realty Investment Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) 42,599,482
1,065,000 Kinden Corp. (Capital Goods) 47,126,202
889,400 Kobe Steel Ltd. (Materials) 12,802,752
4,678,600 Konica Minolta, Inc.
(Technology Hardware &
Equipment) 20,479,371
2,475,300 K's Holdings Corp. (Consumer
Discretionary Distribution &
Retail) 25,742,866
491,900 Kumagai Gumi Co. Ltd.
(Capital Goods) 5,520,657
3,500 Kurita Water Industries Ltd.
(Capital Goods) 175,069
15,300 KYB Corp. (Automobiles &
Components) 434,683

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
437,000 Kyokuto Kaihatsu Kogyo Co.
Ltd. (Capital Goods) $ 9,334,642
1,531,500 Kyoritsu Maintenance Co. Ltd.
(Consumer Services) 27,848,619
76,500 Kyoto Financial Group, Inc.
(Banks) 1,848,111
14,700 Kyudenko Corp. (Capital
Goods) 766,630
2,275,300 Kyushu Electric Power Co., Inc.
(Utilities) 25,328,440
1,550,000 Kyushu Railway Co.
(Transportation) 39,521,194
10,770 LaSalle Logiport REIT (Equity
Real Estate Investment Trusts
(REITs)) 10,931,080
20,800 Lifedrink Co., Inc. (Food,
Beverage & Tobacco) 218,112
83,700 Lintec Corp. (Materials) 2,582,370
608,000 Lion Corp. (Household &
Personal Products) 6,509,796
2,802,900 Mabuchi Motor Co. Ltd.
(Capital Goods) 26,330,165
68,900 Maruha Nichiro Corp. (Food,
Beverage & Tobacco) 620,547
653,900 Maruichi Steel Tube Ltd.
(Materials) 6,479,414
681,900 Mebuki Financial Group, Inc.
(Banks) 5,144,387
340,500 Medipal Holdings Corp. (Health
Care Equipment & Services) 6,171,344
2,529 Mitsubishi Estate Logistics
Investment Corp. REIT (Equity
Real Estate Investment Trusts
(REITs)) 2,150,261
1,134,200 Mitsubishi Materials Corp.
(Materials) 32,624,256
1,242 Mitsui Fudosan Logistics Park,
Inc. REIT (Equity Real Estate
Investment Trusts (REITs))
(b)
926,983
89,400 Mitsui High-Tec, Inc.
(Semiconductors &
Semiconductor Equipment) —
239,900 Mitsui Kinzoku Co. Ltd.
(Materials) 31,309,079
422,800 Modec, Inc. (Energy) 41,230,389
329,200 Monex Group, Inc. (Financial
Services) 1,512,380
479,700 Morinaga Milk Industry
Co. Ltd. (Food, Beverage &
Tobacco) 12,387,733
1,643,500 Nabtesco Corp. (Capital Goods) 44,535,012
3,237,100 NGK Insulators Ltd. (Capital
Goods) 77,554,419
236,300 NH Foods Ltd. (Food, Beverage
& Tobacco) 10,728,385
15,700 Nippn Corp. (Food, Beverage &
Tobacco) 268,007
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,483,000 Nippon Electric Glass Co.
Ltd. (Technology Hardware &
Equipment) $ 64,495,664
623,400 Nippon Light Metal Holdings
Co. Ltd. (Materials) 10,998,104
2,420 Nippon Prologis REIT, Inc.
REIT (Equity Real Estate
Investment Trusts (REITs)) 1,412,125
307,600 Nippon Shinyaku Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 10,267,658
780,600 Nippon Television Holdings,
Inc. (Media & Entertainment) 18,760,802
409,500 Nipro Corp. (Health Care
Equipment & Services) 3,763,168
399,000 Nishimatsu Construction Co.
Ltd. (Capital Goods) 14,847,919
173,100 Nishi-Nippon Financial
Holdings, Inc. (Banks) 4,192,664
227,800 Nissan Chemical Corp.
(Materials) 7,852,154
322,900 Nisshin Seifun Group, Inc.
(Food, Beverage & Tobacco) 4,097,800
2,244,300 Nissui Corp. (Food, Beverage &
Tobacco) 18,919,565
12,500 Nitto Kogyo Corp. (Capital
Goods) 334,408
917,600 Nojima Corp. (Consumer
Discretionary Distribution &
Retail) 6,402,706
1,115,300 NOK Corp. (Automobiles &
Components) 21,721,063
30,797 Nomura Real Estate Master
Fund, Inc. REIT (Equity Real
Estate Investment Trusts
(REITs)) 33,276,952
34,800 Noritsu Koki Co. Ltd.
(Consumer Durables & Apparel) 496,030
59,200 North Pacific Bank Ltd.
(Banks) 353,667
651,900 NS United Kaiun Kaisha Ltd.
(Transportation)
(b)
29,082,834
4,104,900 NSK Ltd. (Capital Goods) 28,547,768
11,273,100 NTN Corp. (Capital Goods) 27,018,647
391,400 Okamura Corp. (Commercial &
Professional Services) 6,007,238
1,737,500 Okasan Securities Group, Inc.
(Financial Services)
(b)
9,949,823
1,412,900 Oki Electric Industry Co. Ltd.
(Technology Hardware &
Equipment) 18,643,254
83,300 Okumura Corp. (Capital Goods) 3,469,142
2,328,700 Ono Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 34,693,799
329,600 Orient Corp. (Financial
Services) 2,343,176

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
4,663 Orix JREIT, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) $ 3,122,910
13,600 Osaka Soda Co. Ltd. (Materials) 197,656
129,300 Penta-Ocean Construction Co.
Ltd. (Capital Goods) 1,357,029
1,211,300 Pigeon Corp. (Household &
Personal Products) 12,623,728
253,800 Resorttrust, Inc. (Consumer
Services) 2,957,424
4,586,300 Ricoh Co. Ltd. (Technology
Hardware & Equipment) 40,582,575
64,100 Rinnai Corp. (Consumer
Durables & Apparel) 1,683,612
408,600 Rohto Pharmaceutical Co.
Ltd. (Household & Personal
Products) 6,764,695
535,900 Rorze Corp. (Semiconductors &
Semiconductor Equipment) 11,352,548
67,300 Sakata Seed Corp. (Food,
Beverage & Tobacco) 1,770,202
89,700 San-In Godo Bank Ltd. (The)
(Banks) 917,573
1,154,400 Santen Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 12,986,576
2,784,500 Sawai Group Holdings
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 42,710,758
152,400 Seiko Group Corp. (Consumer
Durables & Apparel) 7,613,130
155,300 Seino Holdings Co. Ltd.
(Transportation)
(b)
2,417,620
13,996 Sekisui House Reit, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 8,218,790
330,400 Seven Bank Ltd. (Banks) 635,997
2,749,900 Sharp Corp. (Consumer
Durables & Apparel)* 12,549,634
854,900 Shikoku Electric Power Co.,
Inc. (Utilities) 8,653,750
115,900 Shimizu Corp. (Capital Goods) 2,058,259
388,400 Shinmaywa Industries Ltd.
(Capital Goods) 5,488,081
7,300 Shochiku Co. Ltd. (Media &
Entertainment) 558,937
2,835,600 SKY Perfect JSAT Holdings,
Inc. (Media & Entertainment) 40,988,251
1,044,500 Sugi Holdings Co. Ltd.
(Consumer Staples Distribution
& Retail) 24,020,260
3,180,800 SUMCO Corp. (Semiconductors
& Semiconductor Equipment) 33,207,611
26,200 Sumitomo Bakelite Co. Ltd.
(Materials) 922,763
653,700 Sumitomo Chemical Co. Ltd.
(Materials) 1,988,637
402,400 Sumitomo Forestry Co. Ltd.
(Consumer Durables & Apparel) 4,362,949
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
53,200 Sumitomo Heavy Industries
Ltd. (Capital Goods) $ 1,656,362
628,700 Sumitomo Osaka Cement Co.
Ltd. (Materials) 16,945,231
2,153,400 Sumitomo Pharma Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 32,044,801
1,110,400 Sundrug Co. Ltd. (Consumer
Staples Distribution & Retail) 29,560,920
186,700 SWCC Corp. (Capital Goods) 13,914,972
898,900 Taiheiyo Cement Corp.
(Materials) 24,701,195
153,900 Taikisha Ltd. (Capital Goods) 3,437,983
53,300 Taiyo Yuden Co. Ltd.
(Technology Hardware &
Equipment) 1,127,055
258,500 Takasago Thermal Engineering
Co. Ltd. (Capital Goods) 7,473,424
668,200 Toa Corp. (Capital Goods) 13,588,644
847,000 Toda Corp. (Capital Goods) 7,393,231
170,700 Toho Gas Co. Ltd. (Utilities) 5,654,672
1,879,200 Tokai Carbon Co. Ltd.
(Materials) 13,002,879
2,633,500 Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 12,617,252
222,600 Tokuyama Corp. (Materials) 5,819,715
693,900 Tokyo Century Corp. (Financial
Services) 9,666,492
591,100 Tokyo Seimitsu Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 53,554,025
4,607,600 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 42,664,129
3,061,900 Tosoh Corp. (Materials) 49,972,100
413,100 Towa Corp. (Semiconductors &
Semiconductor Equipment) 7,972,999
163,300 Towa Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 3,803,351
142,100 Toyo Seikan Group Holdings
Ltd. (Materials) 3,565,271
367,500 Toyo Tire Corp. (Automobiles
& Components) 9,904,024
546,300 Toyoda Gosei Co. Ltd.
(Automobiles & Components) 14,841,824
184,900 Toyota Boshoku Corp.
(Automobiles & Components) 3,104,828
604,500 TRE Holdings Corp.
(Commercial & Professional
Services) 6,708,335
347,800 Tsugami Corp. (Capital Goods) 7,233,992
894,300 Tsumura & Co.
(Pharmaceuticals,
Biotechnology & Life Sciences) 23,640,672
903,400 TV Asahi Holdings Corp.
(Media & Entertainment) 20,893,001
74,300 UACJ Corp. (Materials) 1,175,985

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,372,000 UBE Corp. (Materials) $ 41,019,690
543,600 Ulvac, Inc. (Semiconductors &
Semiconductor Equipment) 29,187,056
191,800 Ushio, Inc. (Capital Goods) 3,447,919
1,652,400 USS Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 18,257,925
92,200 Yamaguchi Financial Group,
Inc. (Banks) 1,468,648
1,910,800 Yamaha Corp. (Consumer
Durables & Apparel) 13,888,591
334,800 Yamato Holdings Co. Ltd.
(Transportation) 4,377,421
18,100 Zenkoku Hosho Co. Ltd.
(Financial Services) 359,857
78,600 Zeon Corp. (Materials) —
2,327,980,493
Macau – 0.0%
734,000 MGM China Holdings Ltd.
(Consumer Services) 1,172,100
Netherlands – 2.8%
697,755 AMG Critical Materials NV
(Materials) 29,849,854
2,004,454 Fugro NV (Capital Goods) 27,698,838
4,143,047 Koninklijke BAM Groep NV
(Capital Goods) 43,451,121
419,162 Koninklijke Heijmans N.V
(Capital Goods) 34,153,519
1,103,053 SBM Offshore NV (Energy) 39,621,973
153,838 Van Lanschot Kempen NV
(Financial Services) 9,328,614
21,408 Wereldhave NV REIT (Equity
Real Estate Investment Trusts
(REITs)) 530,396
184,634,315
Norway – 0.8%
5,274,091 Aker Solutions ASA (Energy) 19,271,805
1,420,693 DOF Group ASA (Energy) 16,627,901
97,884 Europris ASA (Consumer
Discretionary Distribution &
Retail)
(a)
899,250
715,722 Kitron ASA (Technology
Hardware & Equipment) 6,151,907
652,305 Wallenius Wilhelmsen ASA
(Transportation) 7,578,944
50,529,807
Portugal – 0.1%
302,013 REN - Redes Energeticas
Nacionais SGPS SA (Utilities) 1,231,490
4,140,647 Sonae SGPS SA (Consumer
Staples Distribution & Retail) 8,689,326
9,920,816
Singapore – 1.3%
458,400 City Developments Ltd.
(Real Estate Management &
Development) 3,340,168
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
16,123 Kenon Holdings Ltd. (Utilities) $ 1,149,796
2,779,000 Keppel DC REIT (Equity
Real Estate Investment Trusts
(REITs)) 4,979,701
10,702,700 Seatrium Ltd. (Capital Goods) 17,749,293
1,330,600 Sheng Siong Group Ltd.
(Consumer Staples Distribution
& Retail) 2,845,994
4,183,000 Suntec Real Estate Investment
Trust REIT (Equity Real Estate
Investment Trusts (REITs)) 4,725,189
2,313,800 UOL Group Ltd. (Real Estate
Management & Development) 19,761,189
2,181,800 Venture Corp. Ltd. (Technology
Hardware & Equipment) 28,016,763
11,084,200 Yangzijiang Financial Holding
Ltd. (Financial Services) 3,086,968
3,679,600 Yangzijiang Maritime
Development Ltd.
(Transportation)* 1,735,524
87,390,585
South Africa – 0.2%
6,056,981 Pan African Resources PLC
(Materials) 10,720,040
Spain – 1.6%
497,182 ATALAYA MINING COPPER
SA (Materials) 6,964,035
3,548,821 Merlin Properties Socimi SA
REIT (Equity Real Estate
Investment Trusts (REITs)) 52,817,889
4,483 Tecnicas Reunidas SA
(Energy)* 169,747
10,164,197 Unicaja Banco SA (Banks)
(a)
34,831,572
19,765 Vidrala SA (Materials) 2,064,917
148,831 Viscofan SA (Food, Beverage &
Tobacco) 9,988,156
106,836,316
Sweden – 2.5%
62,251 Ambea AB (Health Care
Equipment & Services)
(a)
950,450
360,390 Avanza Bank Holding AB
(Financial Services) 14,041,670
1,401,369 Betsson AB, Class B (Consumer
Services) 16,454,295
52,067 BoneSupport Holding
AB (Pharmaceuticals,
Biotechnology & Life
Sciences)* 1,081,191
94,682 Clas Ohlson AB, Class B
(Consumer Discretionary
Distribution & Retail) 3,241,988
841,529 Dometic Group AB
(Automobiles & Components)
(a)
3,621,799
3,461,877 Elekta AB, Class B (Health
Care Equipment & Services) 22,253,646
22,482 Getinge AB, Class B (Health
Care Equipment & Services) 492,633

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
38,959 Granges AB (Materials) $ —
743,693 Hemnet Group AB (Media &
Entertainment) 11,859,158
1,574,445 Hexpol AB (Materials) 12,886,345
188,011 Loomis AB (Commercial &
Professional Services) 7,801,753
890,381 Mycronic AB (Technology
Hardware & Equipment) 20,494,887
238,708 NCC AB, Class B (Capital
Goods) 6,112,537
44,353 Nordnet AB publ (Financial
Services) 1,434,957
54,386 RaySearch Laboratories AB
(Health Care Equipment &
Services) 1,161,728
50,699 Scandic Hotels Group AB
(Consumer Services)
(a)
506,623
3,034,074 SSAB AB, Class A (Materials) 25,084,985
607,522 SSAB AB, Class B (Materials) 4,997,695
295,566 Sweco AB, Class B (Capital
Goods) 4,896,675
72,834 Thule Group AB (Consumer
Durables & Apparel) 1,744,934
161,119,949
Switzerland – 5.6%
678,836 Accelleron Industries AG
(Capital Goods) 65,023,700
129,324 Allreal Holding AG (Real Estate
Management & Development) 37,828,950
19,618 Aryzta AG (Food, Beverage &
Tobacco)* 1,390,613
8,501 Bachem Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 770,598
30,634 Burckhardt Compression
Holding AG (Capital Goods) 21,178,721
7,209 Burkhalter Holding AG (Capital
Goods) 1,310,141
234,610 Cembra Money Bank AG
(Financial Services) 29,990,662
147,412 Clariant AG (Materials)* 1,363,945
2,080 DKSH Holding AG (Capital
Goods) 152,614
2,719 Emmi AG (Food, Beverage &
Tobacco) 2,754,618
336,369 Galenica AG (Health Care
Equipment & Services)
(a)
42,045,305
186,852 Georg Fischer AG (Capital
Goods) 12,453,849
65,212 Huber + Suhner AG (Capital
Goods) 13,189,430
62,248 Inficon Holding AG
(Technology Hardware &
Equipment) 9,850,779
2,415 Kardex Holding AG (Capital
Goods) 848,964
268,960 PSP Swiss Property AG
(Real Estate Management &
Development) 53,985,424
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
655,498 R&S Group Holding AG
(Capital Goods)* $ 13,676,336
129,985 Siegfried Holding
AG (Pharmaceuticals,
Biotechnology & Life
Sciences)* 15,983,191
252,452 Tecan Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 44,478,330
368,276,170
United Kingdom – 10.1%
3,581,724 Babcock International Group
PLC (Capital Goods) 70,618,903
2,080,696 Balfour Beatty PLC (Capital
Goods) 20,374,846
3,712,014 Beazley PLC (Insurance) 57,668,205
13,897 Berkeley Group Holdings PLC
(Consumer Durables & Apparel) 785,165
127,459 Big Yellow Group PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,804,286
1,440,057 Burberry Group PLC
(Consumer Durables &
Apparel)* 21,757,746
12,918,381 Convatec Group PLC (Health
Care Equipment & Services)
(a)
40,748,733
5,431,801 Currys PLC (Consumer
Discretionary Distribution &
Retail) 10,885,640
41,327 CVS Group PLC (Health Care
Equipment & Services) 737,470
311,754 Diploma PLC (Capital Goods) 22,711,809
1,390,227 Dowlais Group PLC
(Automobiles & Components) 1,771,846
1,842,103 Drax Group PLC (Utilities) 22,711,002
8,198,938 easyJet PLC (Transportation) 53,645,473
1,585,147 Firstgroup PLC (Transportation) 4,043,087
4,432 Games Workshop Group PLC
(Consumer Durables & Apparel) 1,033,934
279,231 Harbour Energy PLC (Energy) 894,358
15,923 Hiscox Ltd. (Insurance) 323,864
135,849 ICG PLC (Financial Services) 3,380,384
1,824,238 IG Group Holdings PLC
(Financial Services) 33,843,393
2,022,319 Inchcape PLC (Consumer
Discretionary Distribution &
Retail) 22,594,537
916,052 Investec PLC (Financial
Services) 7,621,164
15,480,567 ITV PLC (Media &
Entertainment) 17,260,001
953,558 JET2 PLC (Transportation) 16,165,113
307,859 Keller Group PLC (Capital
Goods) 7,464,714
121,613 Kier Group PLC (Capital
Goods) 372,656
824,465 Lancashire Holdings Ltd.
(Insurance) 6,962,896

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
9,339,364 Man Group PLC (Financial
Services) $ 33,709,539
123,623 OSB Group PLC (Financial
Services) 1,033,273
1,398,548 Paragon Banking Group PLC
(Financial Services) 16,993,700
255,402 Persimmon PLC (Consumer
Durables & Apparel) 4,918,340
1,680,616 PRS REIT PLC (The) REIT
(Equity Real Estate Investment
Trusts (REITs)) —
7,769,766 QinetiQ Group PLC (Capital
Goods) 53,529,172
162,301 Quilter PLC (Financial
Services)
(a)
431,511
3,375,268 Rotork PLC (Capital Goods) 16,379,358
647,305 RS GROUP PLC (Capital
Goods) 5,943,922
580,832 Senior PLC (Capital Goods) 1,943,609
3,802,133 Shaftesbury Capital PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 7,479,839
406,013 Softcat PLC (Software &
Services) 7,951,406
865,206 Subsea 7 SA (Energy) 22,116,476
139,547 Target Healthcare PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 198,609
108,688 Tate & Lyle PLC (Food,
Beverage & Tobacco) 562,315
11,238,079 Taylor Wimpey PLC (Consumer
Durables & Apparel) 16,429,655
3,920,518 TP ICAP Group PLC (Financial
Services) 13,676,397
2,460,584 Trainline PLC (Consumer
Services)*
(a)
6,895,884
26,518 Weir Group PLC (The) (Capital
Goods) 1,171,268
659,545,498
United States – 0.6%
1,349,213 Carnival PLC ADR (Consumer
Services)* 40,193,055
TOTAL COMMON STOCKS
(Cost $4,964,131,379)
6,377,577,187
Shares Description Rate Value
a
Preferred Stock – 0.1%
Germany – 0.1%
46,648 Jungheinrich AG
(Capital Goods)
(Cost $1,450,571)
2.20% $ 2,007,487
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
65,643 3.590% 65,643
(Cost $65,643)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $4,965,647,593)
6,379,650,317
a
Securities Lending Reinvestment Vehicle – 0.6%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
40,760,523 3.590% 40,760,523
(Cost $40,760,523)
TOTAL INVESTMENTS – 98.3%
(Cost $5,006,408,116)
$ 6,420,410,840
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
113,633,976
NET ASSETS – 100.0%
$ 6,534,044,816
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Currency Abbreviations:
ILS Israeli New Shekel
USD United States Dollar

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Sector Name
% of
Market
Value
Industrials 24.9%
Materials 13.1
Financials 11.7
Information Technology 11.1
Consumer Discretionary 10.0
Real Estate 9.7
Health Care 7.2
Energy 4.6
Consumer Staples 3.3
Communication Services 2.4
Utilities 1.4
Investment Company 0.0
Securities Lending Reinvestment Vehicle 0.6
TOTAL INVESTMENTS
100.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At January 31, 2026, the
Fund
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
ILS 4,284,000 USD 1,383,254 2/2/2026 $ (1,162)
TOTAL
$ (1,162)
FUTURES CONTRACTS
— At January 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 706 03/20/26 $ 49,801,406 $ (16,436)
FTSE 100 Index 162 03/20/26 22,587,361 82,228
Hang Seng Index 15 02/26/26 2,640,135 64,527
MSCI Singapore Index 65 02/26/26 2,349,933 8,106
SPI 200 Index 77 03/19/26 11,832,366 77,222
TOPIX Index 169 03/12/26 39,061,321 148,360
Total Futures Contracts
$ 364,007

Goldman Sachs International Equity Insights Funds
Schedule of Investments
January 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31,
2026:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Emerging Markets Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 36,278,697 $ 55,732,206 $ —
Asia 126,201,743 2,280,060,641 —
Europe 695,018 53,517,028 —
North America 63,968,493 23,606,421 —
Oceania — 7,901,438 —
South America 175,694,836 8,244,459 —
Investment Company — — —
Securities Lending Reinvestment Vehicle 14,907,012 — —
Total
$ 417,745,799 $ 2,429,062,193 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 561,669 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Forward Foreign Currency Exchange Contracts
(b)
$ — $ (25,563) $ —
€ 1.00 € 1.00 € 1.00
(a)
International Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 32,501,044 $ —
Asia 29,785,696 1,485,998,299 —
Europe 338,960,296 2,599,194,350 —
North America 86,425,363 446,116,545 —
Oceania 42,665,852 268,806,812 —
Investment Company 14,793,562 — —
Total
$ 512,630,769 $ 4,832,617,050 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 84,766 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (686,399) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
International Small Cap Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 10,720,040 $ —
Asia 129,613,133 2,774,129,060 —
Europe 111,085,078 2,636,040,043 —
North America 46,896,163 — —
Oceania 193,128 670,908,029 —
Investment Company 65,643 — —
Securities Lending Reinvestment Vehicle 40,760,523 — —
Total
$ 328,613,668 $ 6,091,797,172 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 380,443 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Forward Foreign Currency Exchange Contracts
(b)
$ — $ (1,162) $ —
Futures Contracts
(b)
(16,436) — —
Total
$ (16,436) $ (1,162) $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanction or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)